                      1933 ACT REGISTRATION NO. 33-13019
                      1940 ACT REGISTRATION NO. 811-5083

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-1A

                            REGISTRATION STATEMENT
                       UNDER THE SECURITIES ACT OF 1933

                        POST-EFFECTIVE AMENDMENT NO. 15
                                     -AND-
                            REGISTRATION STATEMENT
                   UNDER THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 17

                       VAN ECK WORLDWIDE INSURANCE TRUST
                     (EXACT NAME AND TITLE OF REGISTRANT)

                   99 PARK AVENUE, NEW YORK, NEW YORK 10016
             (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES AND ZIP CODE)

                                 212-687-5200
              (REGISTRANT'S TELEPHONE NUMBER INCLUDING AREA CODE)

          THADDEUS LESZCZYNSKI, ESQ. - VAN ECK ASSOCIATES CORPORATION
                   99 PARK AVENUE, NEW YORK, NEW YORK 10016
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

              COPY TO: PHIL NEWMAN, ESQ., GOODWIN, PROCTER & HOAR
                       EXCHANGE PLACE, BOSTON, MA. 02109
      __________________________________________________________________

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

[X]  IMMEDIATELY UPON FILING PURSUANT       [_]  ON _____ PURSUANT
      TO PARAGRAPH (B), OR                        TO PARAGRAPH (B), OR

[_]  75 DAYS AFTER FILING PURSUANT TO       [_]  ON _____ PURSUANT TO
      PARAGRAPH (A), OR                           PARAGRAPH (A) OF RULE 485

             ____________________________________________________

REGISTRANT HAS HERETOFORE DECLARED ITS INTENTION TO REGISTER AN INDEFINITE NUMBER OF SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE, OF THE WORLDWIDE BOND FUND, GOLD AND NATURAL RESOURCES FUND, WORLDWIDE BALANCED FUND, WORLDWIDE SMALLCAP FUND AND WORLDWIDE HARD ASSETS FUND AND HEREBY DECLARES ITS INTENTION TO REGISTER AN INDEFINITE NUMBER OF SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE, OF WORLDWIDE EMERGING MARKETS FUND SERIES, PURSUANT TO RULE 24f-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "ACT"). A RULE 24f-2 NOTICE WAS FILED ON OR ABOUT JUNE 8, 1995 FOR ALL SERIES EXCEPT WORLDWIDE SMALLCAP FUND AND WORLDWIDE HARD ASSETS FUND.

                  ___________________________________________

                           VAN ECK INVESTMENT TRUST
                             CROSS-REFERENCE PAGE
                   PURSUANT TO RULE 501(B) OF REGULATION S-K
                       UNDER THE SECURITIES ACT OF 1933



                                   FORM N-1A

PART A
ITEM NO.                 LOCATION IN PROSPECTUS
--------                 ----------------------


1                        Cover Page

2                        N/A

3                        N/A

4 Investment Objectives and Policies; Description of the Trust; Risk Factors; Limiting Investment Risks; Advertising

5                        Management

6                        Description of the Trust; Taxes; Dividends and
                         Distributions

7                        How to Buy Shares

8                        How to Redeem Shares

9                        N/A


PART B                   LOCATION IN STATEMENT OF ADDITIONAL INFORMATION
------                   -----------------------------------------------


10                       Cover Page

11                       Table of Contents

12                       N/A

13                       Investment Objectives and Policies;  Risk Factors;
                         Investment Restrictions

14                       Trustees and Officers

15                       N/A

16                       Investment Advisory Services; Distributor; Additional
                         Information

17                       Portfolio Transactions and Brokerage

18                       General Information

19                       Valuation of Shares

20                       Taxes

21                       The Distributor

22                       Performance

23 The Fund has not yet commenced operations; The Registrant hereby undertakes to file audited financial statments with the Commission within 4 to 6 months of the commencement of operation of the Worldwide Emerging Markets Fund.

PROSPECTUS

                                                           October 10, 1995

                    VAN ECK WORLDWIDE EMERGING MARKETS FUND

                   ----------------------------------------

The Van Eck Worldwide Emerging Markets Fund is a series of Van Eck Worldwide Insurance Trust, a Massachusetts business trust. The Fund is managed by Van Eck Associates Corporation (the "Adviser").

                   99 Park Avenue, New York, New York 10016
                                (212) 687-5200
                   ----------------------------------------

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company. Shares of the Worldwide Emerging Markets Fund (the "Fund") are offered only to separate accounts of various insurance companies to fund the benefits of variable life policies and variable annuity contracts (the "Contracts").

WORLDWIDE EMERGING MARKETS FUND ---- seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. Peregrine Asset Management (Hong Kong) Limited ("PAM") or ("Sub-Adviser") serves as sub-investment adviser to this Fund.

The Fund is managed by Van Eck Associates Corporation (the "Adviser"), 99 Park Avenue, New York, New York 10016. See "Management." Van Eck Securities Corporation (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as Distributor of the Fund's shares.

This Prospectus sets forth concisely information about the Trust and Fund that you should know before investing. It should be read in conjunction with the prospectus for the Contract which accompanies this Prospectus and should be retained for future reference. For further information about the Fund, please call the Fund or the Distributor at the above telephone number.

The Contracts involve certain expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to the Fund. See the applicable Contract prospectus for information regarding expenses of the Contract and any applicable restrictions or limitations with respect to the Fund.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, A BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

A Statement of Additional Information, dated October 10, 1995, which further discusses the Trust and the Fund has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available without charge upon request to the Fund or the Distributor at the above address or by calling the telephone number listed above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS                                       PAGE

The Fund                                                  3

Financial Highlights                                      5

Investment Objective and Policies of the Fund             3

Risk Factors                                              5

Limiting Investment Risks                                14

Management                                               14

How to Buy Shares                                        16

Dividends and Distributions                              16

How to Redeem Shares                                     17

Federal Taxation                                         17

Description of the Trust                                 17

Additional Information                                   18

                                   THE FUND

Worldwide Emerging Markets Fund (the "Fund") is an open-end management investment company. The Fund is a series of Van Eck Worldwide Insurance Trust, a business trust organized under the laws of the Commonwealth of Massachusetts on January 7, 1987. The Fund is classified as diversified under the Investment Company Act of 1940, as amended (the "Act").


                 INVESTMENT OBJECTIVE AND POLICIES OF THE FUND

A description of the investment objective and policies of the Fund is set forth below. The investment objective of the Fund may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund. As a result of the market risk inherent in any investment, there is no assurance that the Fund will achieve its objective. For further information about the Fund's investment policies, see "Investment Objective and Policies" in the Statement of Additional Information.


WORLDWIDE EMERGING MARKETS FUND

OBJECTIVE:

Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

POLICIES:

In pursuit of its investment objective, the Fund emphasizes countries that compared to the world's major economies exhibit relatively low gross national product per capita as well as the potential for rapid economic growth. Specifically, an "emerging market" or "Emerging Country" is any country that the World Bank, the International Finance Corporation, the United Nations or its authorities has determined to have a low or middle income economy. Emerging Countries can be found in regions such as Asia, Latin America, Eastern Europe and Africa. The countries that will not be considered Emerging Countries include the United States, Australia, Canada, Japan, New Zealand and most countries located in Western Europe such as Austria, Belgium, Denmark, Finland, France, Germany, Great Britain, Ireland, Italy, the Netherlands, Norway, Spain, Sweden and Switzerland.

Under normal conditions, at least 65% of the Fund's total assets will be invested in Emerging Country and emerging market equity securities. The Fund considers emerging market securities to include securities which are (i) principally traded in the capital markets of an emerging market country; securities of companies that derive at least 50% of their total revenues from
(ii) either goods produced or services performed in emerging market countries or from sales made in Emerging Countries, regardless of where the securities of such companies are principally traded; (iii) securities of companies organized under the laws of, and with a principal office in an Emerging Country; (iv) securities of investment companies (such as country funds) that principally invest in emerging market securities, and (v) American Depositary Receipts
(ADRs), American Depositary Shares (ADSs), European Depositary Receipts (EDRs), and Global Depositary Receipts (GDRs) with respect to the securities of such companies.

Equity securities in which the Fund may invest include common stocks; preferred stocks (either convertible or non-convertible); rights; warrants; direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; convertible debt instruments; and special classes of shares available only to foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country. These securities may be listed on securities exchanges or traded over-the-counter. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments. See "Risk Factors - Emerging Market Securities".

The Fund may invest indirectly in emerging markets by investing in other investment companies. Due to restrictions on direct investment by foreign entities in certain emerging market countries, investment in other investment companies may be the most practical or only manner in which the Fund can invest in the securities markets of certain emerging market countries. Such investments may involve the payment of premiums above the net asset value of such issuers' portfolio securities, are subject to limitations under the Act, are constrained by market availability and may constitute passive foreign investment companies for Federal income tax purposes. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. The

Adviser and Sub-Adviser have agreed to waive their management fees with respect to the portion of the Fund's assets invested in shares of other open-end investment companies. The Fund would continue to pay its own management fees and other expenses with respect to its investments in shares of closed-end investment companies.

The Fund may, as described below in "Risk Factors" beginning on page 5, invest in derivatives. Derivatives are instruments whose value is "derived" from an underlying asset. Derivatives in which the Fund may invest include futures contracts, forward contracts, options, swaps and structured notes and other similar securities as may become available in the market. These instruments offer certain opportunities and are subject to additional risks that are described below.

The Fund may, for temporary defensive purposes, invest more than 35% of its total assets in securities which are not emerging market securities, such as high grade, liquid debt securities of foreign and United States companies foreign governments and the U. S. Government, and their respective agencies, instrumentalities, political subdivisions and authorities, as well as in money market instruments denominated in U.S. dollars or a foreign currency. These money market instruments include, but are not limited to, negotiable or short-term deposits with domestic or foreign banks with total surplus and undivided profits of at least $50 million; high quality commercial paper; and repurchase agreements maturing within seven days with domestic or foreign dealers, banks and other financial institutions deemed to be creditworthy under guidelines approved by the Board of Trustees of the Fund. The commercial paper in which the Fund may invest will, at the time of purchase, be rated P-1 or better by Moody's; A-1 or better by S&P; Fitch-1 by Fitch; Duff-1 by D&P, or if unrated, will be of comparable high quality as determined by the Adviser or Sub-Adviser.

The Adviser expects that the Fund will normally invest in at least three different countries. The Fund emphasizes equity securities, but may also invest in other types of instruments, including debt securities of any quality (other than commercial paper as described herein). Debt securities may include fixed or floating rate bonds, notes, debentures, commercial paper, loans, convertible securities and other debt securities issued or guaranteed by governments, agencies or instrumentalities, central banks, commercial banks or private issuers. See "Risk Factors - Debt Securities" and "Risk Factors - "Low Rated or Unrated Debt Securities".

The Adviser believes that the economies of emerging markets will continue to have among the world's fastest rates of growth over the next decade. In many instances, the growth in these countries is brought on by a move away from governmental intervention in the marketplace, and an aggressive move towards free market capitalism. While many emerging markets are experiencing rapid growth by U.S. standards, such markets are still developing and considerably less liquid. Investors can expect there will be periods of volatility and reduced liquidity in these markets. The Fund involves above-average risk, and as such, is designed as a long-term investment. There can be no assurance that the Fund will achieve its investment objective. See "Risk Factors-Foreign Securities" and "Risk Factors-Emerging Markets Securities" below.

Peregrine Asset Management (Hong Kong) Limited ("PAM" or the "Sub-Adviser") will serve as sub-adviser to the Fund. PAM has been registered with the SEC as an investment adviser since April 17, 1995. PAM was incorporated in Hong Kong in 1991 and is a 100% owned subsidiary of Peregrine Asset Management Holdings Limited which is a 75% owned subsidiary of Peregrine Investments Holdings Limited ("Peregrine"). Peregrine and its affiliates comprise the largest independent Asian based investment bank located outside of Japan and Korea. Established in 1988, Peregrine and its affiliates have offices in thirteen Asian countries as well as in Europe and the United States. Investment professionals at PAM collectively have over forty years experience in managing funds which invest in emerging markets. The Adviser believes PAM has unique knowledge and experience in global emerging market investing. See "Management".

There is no limitation on the amount the Fund can invest in emerging markets. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investment. Global investing involves economic and political considerations not typically applicable to the U.S. markets. These considerations, which may favorably or unfavorably affect the Fund's performance, include changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), cost incurred in conversion between currencies, non-negotiable brokerage commissions, default in foreign government securities, lower trading volume and greater market volatility, the difficulty of enforcing obligations in other countries, war, expropriation, nationalization, confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, political and social instability and diplomatic developments which could affect investments in securities of issuers in foreign nations.

In addition, there is typically less publicly available information concerning foreign companies than for domestic companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and the Fund may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. The foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S. See "Risk Factors-Foreign Securities" and "Risk Factors-Emerging Markets Securities" below.

PAM will select investments for the Fund based on its assessment of where emerging market opportunities for long-term capital appreciation are most attractive. When making investment decisions, PAM will evaluate characteristics of various Emerging Countries such as the outlook for economic growth and inflation and government monetary and fiscal policies. In selecting specific companies for investment, PAM will analyze such factors as growth potential, financial strength and management experience.


                             FINANCIAL HIGHLIGHTS

As the Fund has not yet commenced operation, financial information with respect to the Fund is not available at this time.


                                  RISK FACTORS

Assets of the Fund are subject to market fluctuations and risks inherent in all securities. In addition, assets of the Fund may be subject to other special considerations, such as those listed below.

FOREIGN SECURITIES

the Fund may purchase securities of foreign issuers including foreign investment companies. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities due to the possibility of exchange rate fluctuations and exchange controls, less publicly available information, more volatile or less liquid securities markets, and the possibility of expropriation, confiscatory taxation or political, economic or social instability. In addition, some foreign companies are not generally subject to the same uniform accounting, auditing and financial reporting standards as are American companies and there may be less government supervision and regulation of foreign stock exchanges, brokers and companies. Foreign securities may be subject to foreign taxes, higher custodian fees, higher brokerage commissions and higher dividend collection fees which could reduce the yield or return on such securities, although a shareholder of the Fund may, subject to certain limitations, be entitled to claim a credit or deduction for United States federal income tax purposes for his proportionate share of such foreign taxes paid by the Fund. In addition, some foreign securities in which the Fund may invest may be denominated in foreign currencies, and since the Fund may temporarily hold funds in foreign currencies, the value of the assets of the Fund (and thus its net asset value) will be affected by changes in currency exchange rates. See "Foreign Currency and Foreign Currency Transactions" below. Transactions in the securities of foreign issuers may be subject to settlement delays. See "Taxes" in the Prospectus and "Risks Factors-Foreign Securities" in the Statement of Additional Information. However, the Sub-Adviser believes that diversification of assets on an international basis decreases the degree to which events in any one country will adversely affect an entire portfolio.

In addition to investing directly in the securities of United States and foreign issuers, the Fund may also invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), American Depositary Shares (ADSs), Global Depositary Shares (GDSs) and securities of foreign investment funds or trusts (including passive foreign investment companies). ADRs are certificates that are issued by a United States bank or trust company representing the right to receive securities of a foreign issuer deposited in a foreign subsidiary, branch or correspondent of that bank. Generally, ADRs, in registered form, are designed for use in United States securities markets.

Foreign brokerage commissions and custodial expenses are generally higher than in the United States. Dividend collection fees on foreign securities and ADRs are generally higher than on United States securities and dividends and interest may be subject to foreign withholding tax at their source which may not be permitted to be passed through to shareholders.

EMERGING MARKETS SECURITIES

Investments of the Fund will be made in companies in developing countries. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to potentially unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities and may therefore at times be illiquid. Securities markets of developing countries tend to be more volatile than the markets of developed countries. Countries with developing markets may present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with developing markets may be highly vulnerable to change in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in developing markets may have limited marketability and may be subject to more abrupt or erratic price movements. However, such markets have in the past provided the opportunity for higher rates of return to investors. There is no assurance that these markets will offer such opportunity in the future.

For example, political and social conditions in a developing country caused by an unstable government may pose certain risks to the Fund's investments. If aggravated by local or international developments, such risks could have an adverse affect on investments in such developing country, including the Fund's investments and, under certain conditions, on the liquidity of the Fund's portfolio and its ability to meet shareholder redemption requests. The ability of the Fund to invest, or hold its investments, in companies situated in developing countries may be further affected by changes in United States or such countries' laws or regulations.

Many of these emerging markets limit the percentage foreign investors, such as the Fund, may own of their domestic issuers by requiring that such issuers issue two classes of shares-"local" and "foreign" shares. Foreign shares may be held only by investors that are not considered nationals or residents of that country and generally are convertible into local shares. Foreign shares may be subject to restrictions on the right to receive dividends and other distributions, have limited voting and other rights, to name a few. Local shares are intended for ownership by nationals or residents of the country. The market for foreign shares is generally less liquid than the market for local shares, although in most cases foreign shares may be converted into local shares. In addition, foreign shares often trade at a premium to local shares, while at other times there is no premium. If the Fund were to purchase foreign shares at a time when there is a premium and sell when there is a lower or no premium, the Fund could realize a loss on its investment. Ownership by foreign investors of local shares may be illegal in some jurisdictions and, in others, foreign owners of local shares may not be entitled, among other things, to participate in certain corporate actions such as stock dividends, rights and warrant offerings or to vote at stockholders' meetings (while foreign holders of foreign shares would participate). If the Fund were to own local shares and could not participate in a stock, warrant or other distribution, the Fund could suffer material dilution of its interest in that issuer and the value of its holdings could decline dramatically causing a loss on its investment. Generally, it is expected that the Fund will hold foreign shares. However, because of their limited number foreign shares may, at times, not be available for purchase by the Fund or, if available, the premiums may be, in the opinion of the Adviser or Sub-Adviser, unjustified or prohibitively high. In order to participate in these markets, the Fund may deem it advisable to purchase local shares which may expose the Fund to the additional risks described above. The Fund will only purchase local shares where foreign shares are not available for purchase and, when in the opinion of the Adviser, the potential for gain in these markets outweighs the risks that issuers will take corporate actions which may result in dilution to the Fund. Where permitted by local law, the Fund will attempt to convert local shares to foreign shares promptly. There can be no assurance that the Adviser will be able to assess these risks accurately or that the Fund will be able to convert its local shares to foreign shares or that dilution will not result.

The securities markets in the emerging markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, a limited number of issuers may represent a disproportionately large percentage of market capitalization and trading value and the securities markets are susceptible to being influenced by large investors trading significant blocks of securities. The Fund's ability to participate fully in the markets may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. In addition, limited liquidity may impair the Fund's ability to liquidate a position at the time and price it wishes to do so. Many of these stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. Certain developing countries do not have a comprehensive system of laws, although substantial changes have occurred in many developing countries in this regard in recent years. Even where adequate law exists in certain developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

In addition, stockbrokers and other intermediaries in emerging markets may not perform as well as their counterparts in the United States and other more developed securities markets. The prices at which the Fund may acquire investments may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Fund in particular securities.

FOREIGN CURRENCY AND FOREIGN CURRENCY TRANSACTIONS

Since some foreign securities in which the Fund may invest may be denominated in foreign currencies, and since the Fund may temporarily hold foreign currencies, the value of the assets of the Fund (and thus its net asset value) may be affected by changes in currency exchange rates. The Fund's performance will be less favorable if foreign currency exchange rates move adversely, relative to the U.S. dollar. Foreign exchange rates are affected by actual and anticipated Balance of Payments accounts, central bank policy, political concerns and changes in interest rates, to name a few factors. There can be no assurance that the Adviser will be able to anticipate currency fluctuations in exchange rates accurately. The Fund may invest in a variety of derivatives. The Fund may purchase and sell put and call options on, or enter into futures contracts or forward contracts to purchase or sell, foreign currencies. The Fund will enter into foreign currency contracts for hedging purposes only and not for speculation. The Fund may also use foreign currency contracts to hedge the U.S. dollar value of a security which it already owns or anticipates purchasing. A forward currency contract may thus help reduce the Fund's losses on a security when a foreign currency's value changes. The Fund will enter into forward contracts to duplicate a cash market transaction. However, the Fund will invest in securities including short-term obligations, denominated in a range of foreign currencies and the value of the Fund will be affected by changes in currency exchange rates. The Fund will not purchase or sell foreign currency as an investment. See "Options," "Futures Contracts" and "Hedging and Other Investment Techniques and Strategies" below and "Foreign Currency Transactions" and "Futures and Options Transactions" in the Statement of Additional Information.

CURRENCY SWAPS

The Fund may enter into currency swaps solely for hedging purposes. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Since currency swaps are individually negotiated, the Fund may expect to achieve an acceptable degree of correlation between its portfolio investments and its currency swap positions. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio transactions. If the Sub-Adviser is incorrect in its forecasts of market values and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used. Swaps are generally considered illiquid and will be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

OPTIONS

For hedging and other purposes (such as creating synthetic positions), the Fund may invest up to 5% of its total assets, taken at market value at the time of investment, in premiums on call and put options on domestic and foreign securities, foreign currencies, stock and bond indices and financial futures contracts. This policy may be changed without shareholder approval.

As the holder of a call or put option, the Fund pays a premium and has the right (for generally 3 to 9 months) to purchase (in the case of a call option) or sell (in the case of a put option) the underlying asset at the exercise price at any time during the option period. An option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to assume a position in a specified underlying futures contract (which position may be a long or short position) at a specified exercise price during the option exercise period. If the call or put is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payment. The Fund may, with respect to options it has purchased, sell them, exercise them or permit them to expire.

The Fund may write call or put options. As the writer of an option, the Fund receives a premium. The Fund keeps the premium whether or not the option is exercised. If the call or put option is exercised, the Fund must sell (in the case of a written call option) or buy (in the case of a written put option) the underlying asset at the exercise price. The Fund may write only covered put and call options. A covered call option, which is a call option with respect to which the Fund owns the underlying asset, sold by the Fund exposes it during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying asset or to possible continued holding of an underlying asset which might otherwise have been sold to protect against depreciation in the market price of the underlying asset. A covered put option written by the Fund exposes it during the term of the option to a decline in price of the underlying asset. A put option sold by the Fund is covered when, among other things, cash or short-term liquid securities are placed in a segregated account to fulfill the obligations undertaken. Covering a put option sold does not reduce the risk of loss.

The Fund may invest in options which are either listed on a domestic securities exchange or traded on a recognized foreign exchange. In addition, the Fund may purchase or sell over-the-counter options from dealers or banks to hedge securities or currencies as approved by the Board of Trustees. In general, exchange traded options are third party contracts with standardized prices and expiration dates. Over-the-counter options are two party contracts with price and terms negotiated by the buyer and seller, are generally considered illiquid, and will be limited to 15% of net assets of the Fund.

FUTURES CONTRACTS

The Fund may buy and sell financial futures contracts which may include security and interest-rate futures, stock and bond index futures contracts and foreign currency futures contracts. A security or interest-rate futures contract is an agreement between two parties to buy or sell a specified security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A foreign currency futures contract is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

When the Fund enters into a futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the underlying asset fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. The Fund will not commit more than 5% of its total assets to initial margin deposits on futures contracts and premiums on options on futures contracts; however, margin deposits for futures positions entered into for bona fide hedging purposes, as such term is defined in the Commodity Exchange Act, are excluded from the 5% limitation. The Fund may write, purchase or sell put and call options on financial futures contracts. The Fund may write only covered put and call options. An option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to assume a position in a specified underlying futures contract (which position may be a long or short position) at a specified exercise price during the option exercise period. The writer of an option is obligated to assume a position in a specified futures contract if the option is exercised.

In establishing a position in a futures contract, which may be a long or short position, cash or high quality debt instruments equal in value to the current value of the underlying securities less the margin requirement will be segregated, as may be required, with the Fund's Custodian to ensure that the Fund's position is unleveraged. This segregated account will be marked-to-market daily to reflect changes in the value of the underlying futures contract. Certain exchanges do not permit trading in particular commodities at prices in excess of daily price fluctuation limits set by the exchange, and thus the Fund could be prevented from liquidating its position and thus be subjected to losses. Trading in futures contracts traded on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities. See "Risk Factors-Foreign Securities."


SHORT SALES

The Fund may make short sales of equity securities. A short sale occurs when the Fund sells a security which it does not own by borrowing it from a broker. Following the short sale, the Fund must deposit collateral with the broker. In the event that the value of the security that the Fund sold short declines, the Fund will gain as it repurchases the security in the market at the lower price. If the price of the security increases, the Fund will suffer a loss as it will have to repurchase the security at the higher price. Short sales may incur higher transaction costs than regular securities transactions.

The Fund will establish a segregated account with respect to its short sales and maintain in such account cash not available for investment or U.S. Government securities or other liquid, high-quality debt securities having a value equal to the difference between (i) the market value of the securities sold short at the time they were sold short and (ii) any cash, U.S. Government Securities or other liquid, high-quality debt securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). Such segregated account will be marked to market daily, so that (i) the amount in the segregated account plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (ii) in no event will the amount in the segregated account plus the amount deposited with the broker as collateral fall below the original value of the securities at the time they were sold short. The total value of the assets deposited as collateral with the broker and deposited in the segregated account will not exceed 50% of the Fund's net assets. The Fund's ability to engage in short sales may be limited by the requirements of current U.S. tax law that the Fund derive less than 30% of its gross income from the sale or other disposition of securities held less than three months. Securities sold short and then repurchased, regardless of the actual time between the two transactions, are considered to have been held for less than three months.

HEDGING AND OTHER INVESTMENT TECHNIQUES AND STRATEGIES

Options and futures contracts can be used by the Fund as part of various hedging techniques and strategies.

When the Fund intends to acquire securities for its portfolio it may use call options or futures contracts as a means of fixing the price of the security it intends to purchase at the exercise price (in the case of an option) or contract price (in the case of a futures contract). An increase in the acquisition cost would be offset, in whole or part, by a gain on the option or futures contract. Options and futures contracts requiring delivery of a security may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. If the Fund holds a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Using a futures contract would not offer such partial protection against market declines and the Fund would experience a loss as if it had owned the underlying security.

To protect against anticipated declines in the value of the Fund's investment holdings the Fund may use options, forward and futures contracts, and similar investments (commonly referred to as derivatives) as a defensive technique to protect the value of an asset the Sub-Adviser deems desirable to hold for tax or other considerations or for investment reasons. One defensive technique involves selling a futures or forward contract or purchasing a put option whose value is expected to be inversely related to the security or asset being hedged. If the anticipated decline in the value of the asset occurs, it would be offset, in whole or part, by a gain on the futures contract or put option. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold.

The Fund may hedge against changes in the value of the U.S. dollar in relation to a foreign currency in which portfolio securities of the Fund may be denominated. The Fund may employ hedging strategies with options and futures contracts on foreign currencies before the Fund purchases a foreign security, during the period the Fund holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received. Hedging against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should change relative to the U.S. dollar. Last, where the Fund uses options and futures in anticipation of the purchase of a portfolio security to hedge against adverse movements in the security's underlying currency, but where the purchase of such security is subsequently deemed undesirable, the Fund may incur a gain or loss on the option or futures contract.

The Fund may use futures contracts, options and forward contracts as part of various investment techniques and strategies, such as creating non-speculative "synthetic" positions or implementing "cross-hedging" strategies. A synthetic position is deemed not to be speculative if the position is covered by segregation of short-term liquid assets. However, since the financial markets in the developing countries are not as developed as in the United States, these financial investments may not be available to the Fund and the Fund may be unable to hedge certain risks or enter into certain transactions. A "synthetic position" is the duplication of a cash market transaction when deemed advantageous by the Adviser for cost, liquidity or transactional efficiency reasons. A cash market transaction is the purchase or sale of a security or other asset for cash. For example, from time to time, the Fund experiences large cash inflows which may be redeemed from the Fund in a relatively short period. In this case, the Fund currently can leave the amounts uninvested in anticipation of the redemption or the Fund can invest in securities for a relatively short period, incurring transaction costs on the purchase and subsequent sale. Alternatively, the Fund may create a synthetic position by investing in a futures contract on a security or on a securities index gaining investment exposure to the relevant market while incurring lower overall transaction costs. The Fund would enter into such transactions if the markets for these instruments were sufficiently liquid and there was an acceptable degree of correlation to the cash market. By segregating cash, the Fund's futures contract position would generally be no more leveraged or riskier than if it had invested in the cash market-i.e., purchased securities.

Consistent with the hedging strategy described above, the Fund may invest in options and futures contracts and options on futures contracts on foreign currencies for the purpose of hedging against a decline in the value of certain U.S. dollar denominated securities or other "cross-hedging" strategies. "Cross-hedging" involves the use of one currency to hedge against the decline in the value of another currency. For example, the Fund could hedge against a currency-related decline in the value of a security denominated in Deutschemark by taking a short position in the Swiss franc. The Sub-Adviser believes that the value of certain U.S. dollar denominated debt securities is affected by fluctuations in the value of the U.S. Dollar relative to foreign currencies. Furthermore, the Sub-Adviser believes it can identify those currencies whose value is likely to move inversely with the value of the U.S. dollar. By investing a portion of the Fund's assets in options or futures contracts on those identified currencies, the Sub-Adviser believes that it may be able to reduce the Fund's exposure to declines in the value of U.S. dollar denominated securities attributable to currency value fluctuations. The use of such instruments as described herein involves several risks. First, there can be no assurance that the prices of such instruments and the hedged security or the cash market position will move as anticipated. If prices do not move as anticipated the Fund may incur a loss on its investment, may not achieve the hedging protection it anticipated and/or incur a loss greater than if it had entered into a cash market position. Second, investments in such instruments may reduce the gains which would otherwise be realized from the sale of the underlying securities or assets which are being hedged. Third, positions in such instruments can be closed out only on an exchange that provides a market for those instruments. There can be no assurance that such a market will exist for a particular futures contract or option. If the Fund cannot close out an exchange traded futures contract or option which it holds, it would have to perform its contract obligation or exercise its option to realize any profit and would incur transaction costs on the sale of the underlying assets.

Over-the-counter options, together with repurchase agreements maturing in more than seven days and other investments which do not have readily available market quotations are, because of liquidity considerations, limited to 15% of total net assets of the Fund.

In those situations where foreign currency options or futures contracts, or options on futures contracts may not be readily purchased (or where such options or contracts may be deemed illiquid) in the primary currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option or futures contract or forward contract on a secondary currency. The secondary currency will be selected based upon the Adviser's (or Sub-Adviser's) belief that there exists a significant correlation between the exchange rate movements of the primary and secondary currencies. However, there can be no assurances that in the case of foreign currencies the exchange rate or the primary and secondary currencies will move as anticipated or, in the case of other securities, or generally, that the relationship between the hedged security and the hedging instrument will continue. If they do not move as anticipated or the relationship does not continue, a loss may result to the Fund on its investments in the hedging positions.

See "Futures and Options Transactions" in the Statement of Additional Information for further information about futures contracts and options, including tax effects and risks to the Fund.

REPURCHASE AGREEMENTS

The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Fund's holding period. The agreement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The Fund will enter into repurchase agreements with respect to securities in which it may invest with member banks of the Federal Reserve System or certain non-bank dealers. Under each repurchase agreement the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. The Adviser acting under the supervision of the Board of Trustees, reviews the creditworthiness of those non-bank dealers with which the Fund enters into repurchase agreements to evaluate these risks. See "Repurchase Agreements" in the Statement of Additional Information.

DEBT SECURITIES

The Fund may invest in debt securities. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value.

Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. For example, higher yields are generally available from securities in the lower rating categories of S&P's or Moody's. However, the values of lower-rated securities generally fluctuate more than those of high grade securities and lower-rated securities present greater risk of default. Low rated and unrated securities are especially subject to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. A description of debt securities ratings is contained in the Appendix to the Statement of Additional Information. High grade means a rating of A or better by Moody's or S&P's, or of comparable quality in the judgment of the Adviser (or Sub-Adviser) if no rating has been given by either service. Many securities of foreign issuers are not rated by these services. Therefore, the selection of such issuers depends to a large extent on the credit analysis performed by the Adviser (or Sub-Adviser).

New issues of certain debt securities are often offered on a when-issued basis, that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Fund will not accrue any income on these securities prior to delivery. The Fund will maintain in a segregated account with its Custodian an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities.

LOW RATED OR UNRATED DEBT SECURITIES

The Fund may invest in lower quality, high-yielding debt securities, including high-yielding foreign debt securities (commonly referred to as "junk bonds") which are (i) rated as low as CCC by Standard & Poor's Corporation ("S&P") or Caa by Moody's Investors Service, inc. ("Moody's") or (ii) unrated. Lower rated and unrated debt securities have some "equity" characteristics and are considered speculative and involve greater risk of loss than higher rated debt securities and are more sensitive to changes in the issuer's capacity to pay. Debt rated Caa or CCC presents a significantly greater risk of default than do higher rated securities and, in times of poor business or economic conditions, the Fund may lose interest and/or principal on such securities. In addition, like investment grade debt, low rated or unrated debt securities are sensitive to interest rate fluctuations. The Fund will not invest more than 25% of its assets in debt securities rated below BBB by S&P or Baa by Moody's.

ASSET-BACKED SECURITIES

The Fund may invest in asset-backed securities. Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement. The issuer of asset-backed securities may not, in certain instances, be able to perfect its security interest in the underlying collateral.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")

The Fund may invest in CMOs. CMOs are fixed-income securities which are collateralized by pools of mortgage loans created by commercial banks, savings and loan institutions, private mortgage insurance companies and mortgage bankers. In effect, CMOs "pass through" the monthly payments made by individual borrowers on their mortgage loans. Timely payment of interest and principal (but not the market value) of these pools is supported by various forms of insurance or guarantees issued by U.S. Government agencies, private issuers and the mortgage poolers. The Fund may buy CMOs without insurance or guarantees if, in the opinion of the Sub-Adviser, the pooler is creditworthy or if rated A or better by S&P or Moody's. S&P and Moody's assign the same rating classifications to CMOs as they do to bonds. Prepayments of the mortgages included in the mortgage pool may influence the yield of the CMO. In addition, prepayments usually increase when interest rates are decreasing, thereby decreasing the life of the pool. As a result, reinvestment of prepayments may be at a lower rate than that on the original CMO. In the event that any CMOs are determined to be investment companies, the Funds will be subject to certain limitations under the Act.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend to broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within one business day.

The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. The Fund might experience risk of loss if the broker-dealer with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

BORROWING

The Fund may borrow up to 30% of the value of its net assets to increase its holdings of portfolio securities. Under the Act, the Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% because of market fluctuations or other factors, even if the sale would be disadvantageous from an investment standpoint. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the investment return received from the securities purchased with borrowed funds. It is anticipated that such borrowings would be pursuant to a negotiated loan agreement with a commercial bank or other institutional lender.

COMMERCIAL PAPER

The Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. See "Risk Factors-Commercial Paper" in the Statement of Additional information.

DIRECT INVESTMENTS

The Fund may invest up to 10% of its total assets in direct investments; however, the Fund does not currently intend to invest more than 5% of its net assets in direct investments. For more information, see "Risk Factors-Direct Investments" in the Statement of Additional information.

TEMPORARY DEFENSIVE STRATEGIES

During periods of less favorable economic and/or market conditions, the Fund may make substantial investments for temporary defensive purposes in obligations of the U.S. Government, debt obligations of one or more foreign governments, certificates of deposit, time deposits, bankers' acceptances, high grade commercial paper and repurchase agreements.

                           LIMITING INVESTMENT RISKS

While an investment in the Fund is not without risk, the Fund follows certain policies in managing its investments which may help to reduce risk. These policies may not be changed without shareholder approval. The following are some of the more significant investment limitations:

1. The Fund will not invest more than 15% of the value of its total net assets in securities which are "illiquid" (including repurchase agreements which mature in more than seven days and over-the-counter foreign currency options).

2. The Fund will not purchase more than 10% of any class of securities of any issuer, including more than 10% of its outstanding voting securities, except that the Fund may purchase more than 10% of any non-voting class of securities.

3. The Fund will not invest more than 10% of its total assets in securities of other investment companies.

Further information regarding these and other of the Fund's investment policies and restrictions is provided in the Statement of Additional Information.

                                   MANAGEMENT
TRUSTEES

The management of the Fund's business and affairs is the responsibility of the Board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust whereas the Officers perform the daily functions of the Trust. For information on the Trustees and Officers of the Fund, see "Trustees and Officers" in the Statement of Additional Information.

INVESTMENT ADVISER, MANAGER AND ADMINISTRATOR

Van Eck Associates Corporation, located at 99 Park Avenue, New York, New York 10016, serves as investment adviser and manager to the Fund pursuant to an Advisory Agreement with the Trust. The Adviser manages the investment operations of the Fund and furnishes the Fund with a continuous investment program which includes determining which securities should be bought, sold or held.

Peregrine Asset Management (Hong Kong) Limited ("PAM"), 1704 New World Tower, 16-18 Queen's Road Central, Hong Kong, serves as sub-investment adviser to the Worldwide Emerging Markets Fund pursuant to a Sub-Investment Advisory Agreement with the Adviser. PAM manages the investment operations of the Worldwide Emerging Markets Fund and furnishes the Fund with a continuous investment program that includes which securities should be bought, sold or held. The Adviser manages and administers the business and affairs of the Fund. As compensation for its services, PAM is paid a monthly fee at an annual rate of .50% of average daily net assets by the Adviser from the advisory fees it receives from the Fund. While PAM serves as an adviser to foreign funds, it does not currently serve as an investment adviser or sub-adviser to other registered investment companies. PAM is a 100% owned subsidiary of Peregrine Asset Management Holdings Limited which is a 75% owned subsidiary of Peregrine Investments Holdings Limited ("Peregrine") which was founded in 1988 and is, along with its affiliates, the largest independent Asian based investment bank outside of Japan and Korea. Peregrine and its affiliates have offices in fifteen Asian countries as well as in Europe and the United States. As of April 30, 1995, total assets under management by Peregrine and its affiliates, including PAM, exceed $650 million.

The primary portfolio manager responsible for the day-to-day management of the Worldwide Emerging Markets Fund is listed below:

Gary Greenberg, C.F.A. - Manager of the Fund has been serving in such capacity since the Fund commenced operations. Mr. Greenberg, Deputy Managing Director of PAM, joined PAM in July, 1994 and is responsible for PAM's investment strategy in various regions of the world including portfolio manager for a fund which invests in smaller companies in India. Prior to joining PAM, Mr. Greenberg served as co-manager of the Acorn International Fund from 1992 to 1994. During that time period he was principal and portfolio manager of Wanger Asset Management, an asset management company which manages over U.S. $4 billion, including approximately U.S. $2 billion in non-U.S. companies. Mr. Greenberg was employed by Harris Associates as an analyst from 1989 until 1992.

Other investment professionals at PAM who are expected to have significant input with respect to the Fund's investments include:

Bruce Seton - Chief Investment Officer of PAM has been serving in such capacity since the Fund commenced operations. Mr. Seton serves as Chief Executive Officer of PAM and is responsible for establishing PAM's overall investment guidelines and strategies. Prior to joining PAM in 1994, Mr. Seton spent twenty-two years at Gartmore Investment Limited managing funds emphasizing Asian emerging market investments.

Aureole Foong - Senior Fund Manager of the Fund has been serving in this capacity since the Fund commenced operations. Mr. Foong joined PAM in 1994 as a fund manager. His responsibilities at PAM include managing a fund which invests in equities and derivatives in the Asia region. Prior to joining PAM, Mr. Foong worked from 1990 to 1994 at Unifund S.A., a Geneva based private investment company, where he served as a Senior Vice President.

With respect to the Fund, the Adviser and/or Sub-Adviser may from time to time, at its discretion, waive the management fee and/or agree to pay some or all expenses of the Fund. This has the effect of increasing the yield and total return of the Fund during this period.

The Adviser also acts as investment adviser or sub-investment adviser to other mutual funds registered with the Securities and Exchange Commission under the Act and manages or advises managers of portfolios of pension plans and others.

John C. van Eck, Chairman and President of the Trust, and members of his immediate family own 100% of the voting stock of the Adviser. At December 31, 1994 total aggregate assets under the management of Van Eck Associates Corporation were approximately $1.8 billion.

The Fund sells its shares to various insurance company variable annuity and variable life insurance separate accounts as a funding vehicle for such separate accounts. The Fund currently does not foresee any disadvantages to variable annuity and variable life contract owners arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw its/their investments in the Fund and shares of another fund may be substituted. This might force the Fund to sell securities at disadvantageous prices. In addition, the Board of Trustees may refuse to sell shares of the Fund to any separate account or may suspend or terminate the offering of shares of the Fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Fund.

EXPENSES

The Fund bears all expenses of its operation other than those incurred by the Adviser under its Advisory Agreement with the Trust. In particular, the Fund pays: investment advisory fees, custodian fees and expenses, legal, accounting and auditing fees, brokerage fees, taxes, expenses of preparing prospectuses and shareholder reports for existing shareholders, registration fees and expenses (including compensation of the Adviser's employees in relation to the time spent on such matters), expenses of the transfer and dividend disbursing agent, the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or Sub-Adviser or any of their affiliates, and any extraordinary expenses. Under the Advisory Agreement, the Adviser provides the Fund with office space, facilities and simple business equipment and provides the services of executive and clerical personnel for administering the affairs of the Fund. The Adviser compensates Trustees of the Trust if such persons are employees or affiliates of the Adviser or their affiliates. The Adviser will, pursuant to the Advisory Agreement, require the Fund to reimburse it for its costs for trading portfolio securities and maintaining books and records of the Fund, including general ledger and daily net asset value accounting.

                               HOW TO BUY SHARES

Shares of the Fund are offered only for purchase by separate accounts of insurance companies as an investment medium for Contracts.

Van Eck Securities Corporation (the "Distributor"), located at 99 Park Avenue, New York, New York 10016, a wholly-owned subsidiary of Van Eck Associates Corporation, has entered into a Distribution Agreement with the Trust. The Distributor receives no compensation in connection with the sale of shares of the Fund.

Shares of the Fund are sold at the public offering price which is net asset value next computed after receipt of a purchase order, provided that the purchase order is received by the Trust or the insurance company before 4:00 p.m. Eastern time. The net asset value for the Fund is computed as of the close of business on the New York Stock Exchange which is normally 4:00 p.m. Monday through Friday, exclusive of national business holidays. The assets of the Fund are valued at market value or, if market value is not ascertainable, at fair market value as determined in good faith by the Board of Trustees.

The Fund may invest in securities or futures contracts listed on foreign exchanges which trade on Saturdays or other customary United States national business holidays (i.e., days on which the Fund is not open for business). Consequently, since the Fund will compute its net asset value only Monday through Friday, exclusive of national business holidays, the net asset value of shares of the Fund may be significantly affected on days when an investor has no access to the Fund.

The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Board of Trustees whenever the Board judges it in the Fund's best interest to do so. Certificates for shares of the Fund will not be issued.

                          DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute its net investment income in May and November and any net realized capital gains resulting from the investment activity annually in May.

All dividends and capital gains distributions paid on shares of the Fund are automatically reinvested in additional shares of the Fund on the dividend payable date at the net asset value determined at the close of business on the reinvestment price date. The fiscal year of the Fund ends on April 30.

                              HOW TO REDEEM SHARES

Shares of the Fund are redeemed at their net asset value next determined after receipt of the order to redeem without the imposition of any sales commission or redemption charge. However, certain deferred sales charges and other charges may apply under the terms of the Contracts, which charges are described in the Contract prospectus. Payment for the redemption of shares is made by the Fund to the separate account in cash within seven days (or three business days effective June 1, 1995) after tender in proper form, except under unusual circumstances as determined by the SEC. The redemption price will be the net asset value next determined after the receipt by the Trust or insurance company of a request in proper form provided the request is received prior to 4:00 p.m. Eastern time. The market value of the securities in the Fund is subject to daily fluctuations and the net asset value of the Fund's shares will fluctuate accordingly. Therefore, the redemption value may be more or less than the original purchase price for such shares.

                                FEDERAL TAXATION

The Fund intends to qualify as a "regulated investment company" ("RIC") under the Internal Revenue Code (the "Code") and will not pay federal income tax to the extent that it distributes its net taxable investment income and capital gains.

Section 817(h) of the Code provides that certain variable contracts, based upon one or more segregated asset accounts of a life insurance company, will not be treated as annuity, endowment or life insurance contracts for any period during which the investments made by such accounts are not adequately diversified. The regulations promulgated under section 817(h) of the Code, specify various investment diversification requirements. In addition, the regulations provide that an investment by a segregated asset account of a life insurance company in a qualifying RIC is not treated as a single investment. Instead, a pro rata portion of each asset of the RIC is treated as an asset of the segregated asset account. The Fund intends to invest so as to enable the Contracts to satisfy the diversification requirements imposed by Section 817(h) of the Code and the applicable regulations.

The tax treatment of payments made by a separate account to a Contract holder is described in the Contract prospectus.

                            DESCRIPTION OF THE TRUST

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. The Trust commenced operations on September 7, 1989.

The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest of the Fund, $.001 par value. To date, six series or Funds of the Trust have been authorized, which shares constitute the interests in the Worldwide Emerging Markets Fund, Gold and Natural Resources Fund, Worldwide Bond Fund, Worldwide SmallCap Fund, Worldwide Hard Assets Fund and Worldwide Balanced Fund.

The Fund is classified as a diversified fund. A diversified fund is a fund which meets the following requirements: At least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies and other securities for the purpose of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer. A "series" is a separate pool of assets of the Trust which is separately managed and which may have different investment objectives from those of another series. The Trustees have the authority, without the necessity of a shareholder vote, to create any number of new series.

Each share of the Fund has equal dividend, redemption and liquidation rights and when issued is fully paid and non-assessable by the Trust. Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meetings unless required by the Act. The Trust held an initial meeting of shareholders on April 1, 1991, at which shareholders elected the Board of Trustees, approved the Advisory Agreement and ratified the selection of the Trust's independent accountants.The Trustees are a self-perpetuating body unless and until fewer than 50% of the Trustees, then serving as Trustees, are Trustees who were elected by shareholders. At that time another meeting of shareholders will be called to elect additional Trustees. On any matter submitted to the shareholders, the holder of each Trust share is entitled to one vote per share (with proportionate voting for fractional shares). Under the Master Trust Agreement, any Trustee may be removed by vote of two-thirds of the outstanding Trust shares; and holders of ten percent or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for purposes of voting on the removal of one or more Trustees. Shareholders of the Fund are entitled to vote on matters affecting the Fund (such as the elections of Trustees and ratification of the selection of the Trust's independent accountants). In accordance with the Act, under certain circumstances the Trust will assist shareholders in communicating with other shareholders in connection with calling a special meeting of shareholders. The insurance company separate accounts, as the sole shareholders of the Fund, have the right to vote Fund shares at any meeting of shareholders. However, the Contracts may provide that the separate accounts will vote Fund shares in accordance with instructions received from Contract holders. See the applicable Contract prospectus for information regarding Contract holders' voting rights.

Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Fund's Adviser believes that, in view of the above, the risk of personal liability to shareholders is remote.

                             ADDITIONAL INFORMATION

ADVERTISING

From time to time the Fund may use various media to advertise performance. Past performance is not necessarily indicative of future performance.

The Fund may advertise performance in terms of average annual total return, which is computed by finding the average annual compounded rates of return over a period that would equate the initial amount invested to the ending redeemable value. The calculation assumes the maximum sales charge (currently, the Fund does not impose a sales charge on investments) is deducted from the initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts. In addition, the Fund may advertise aggregate total return for a special period of time which is determined by ascertaining the percentage change in the net asset value of shares of the Fund initially purchased assuming reinvestment of dividends and capital gains distribution on such shares without giving effect to the length of time of the investment. Sales loads and other non-recurring expenses may be excluded from the calculation of rates of return with the result that such rates may be higher than if such expenses and sales loads were included. All other fees will be included in the calculation of rates of return.

The Fund may quote performance results from recognized services and publications which monitor the performance of mutual funds and the Fund may compare its performance to various published historical indices. Micropal, Ltd., a worldwide mutual fund performance evaluation service, is one such rating agency. Lipper Analytical Services is another such rating agency. The Lipper performance analysis assumes reinvestment of capital gains and distributions, but does not give effect to sales charges or taxes. The Fund may be compared to indices such as the I.F.C. Investable Index and the following Morgan Stanley Capital International Indices: World Index, World Index Free, Kokusai Index, Emerging Markets Global Index and Emerging Markets free Index.

For a further discussion of advertising see "Performance" in the Statement of Additional Information.

For further information about the Fund, please call or write to your insurance company or call toll free (800) 221-2220 (in New York call (212) 687-5200 or write to the Fund at the cover page address.

CUSTODIAN

The Custodian of the assets of the Trust is Bankers Trust Company, New York, New York.

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P., New York, New York provides audit services, consultation and advice with respect to financial information in the Trust's filings with the Securities and Exchange Commission, consults with the Trust on accounting and financial report matters and prepares the Trust's tax return.

COUNSEL

Goodwin, Procter & Hoar, One Exchange Place, Boston, Massachusetts acts as Counsel for the Trust.

                       VAN ECK WORLDWIDE INSURANCE TRUST
                    VAN ECK WORLDWIDE EMERGING MARKETS FUND
                     99 PARK AVENUE, NEW YORK, N.Y. 10016
                                (212) 687-5200

                    ---------------------------------------

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company currently consisting of six separate funds: Worldwide Emerging Markets Fund, Gold and Natural Resources Fund, Worldwide Bond Fund, Worldwide SmallCap Fund, Worldwide Hard Assets Fund and Worldwide Balanced Fund (the "Funds"). Shares of the Funds are offered only to separate accounts of various insurance companies to fund the benefits of variable life insurance and variable annuity policies ("Contracts"). Each Fund has specific investment objectives.

                    ---------------------------------------

                               TABLE OF CONTENTS

General Information......................................................   2
Investment Objectives and Policies.......................................   3
Risk Factors.............................................................   3
Foreign Securities.......................................................   3
Foreign Currency Transactions............................................   4
Futures and Options Transactions.........................................   5
Repurchase Agreements....................................................   6
Investment Restrictions..................................................   8
Investment Advisory Services.............................................  10
The Distributor..........................................................  11
Portfolio Transactions and Brokerage.....................................  11
Trustees and Officers....................................................  12
Valuation of Shares......................................................  15
Taxes....................................................................  16
Redemptions in Kind......................................................  16
Performance..............................................................  16
Additional Information...................................................  18
Financial Statements.....................................................  18
Appendix.................................................................  19

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Trust's current Prospectus, dated October 10, 1995 (the "Prospectus"), which is available at no charge upon written or telephone request to the Trust at the address or telephone number set forth at the top of this page.

          Shareholders are advised to read and retain this Statement of Additional Information for future reference.

                      STATEMENT OF ADDITIONAL INFORMATION
                               October 10, 1995

                              GENERAL INFORMATION

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987 as Van Eck Variable Insurance Products Trust. The Board of Trustees has authority to create additional series or funds, each of which may issue a separate class of shares. There are currently six series of the Trust: Worldwide Emerging Markets Fund, Gold and Natural Resources Fund, Worldwide Bond Fund, Worldwide SmallCap Fund, Worldwide Hard Assets Fund and Worldwide Balanced Fund (the "Funds"). The Funds are offered through a separate prospectus and statement of additional information.

The Worldwide Emerging Markets Fund (the "Fund") is classified as a diversified fund under the Investment Company Act of 1940, as amended (the "Act").

Van Eck Associates Corporation (the "Adviser") serves as investment adviser to the Fund.


                 INVESTMENT OBJECTIVE AND POLICIES OF THE FUND

WORLDWIDE EMERGING MARKETS FUND

The Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Under normal conditions, at least 65% of the Fund's total assets will be invested in Emerging Country and emerging market equity securities. An "emerging market" or "Emerging Country" is any country that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy. Emerging Countries can be found in regions such as Asia, Latin America, Africa and Eastern Europe. The countries that will not be considered Emerging Countries include the United States, Australia, Canada, Japan, New Zealand and most countries located in Western Europe such as Austria, Belgium, Denmark, Finland, France, Germany, Great Britain, Ireland, Italy, the Netherlands, Norway, Spain, Sweden and Switzerland.

The Fund considers emerging market securities to include securities which are
(i) principally traded in the capital markets of an emerging market country;
(ii) securities of companies that derive at least 50% of their total revenues from either goods produced or services performed in Emerging Countries or from sales made in Emerging Countries, regardless of where the securities of such companies are principally traded; (iii) securities of companies organized under the laws of, and with a principal office in an Emerging Country; (iv) securities of investment companies (such as country funds) that principally invest in emerging market securities, and (v) American Depositary Receipts (ADRs), American Depositary Shares (ADSs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) with respect to the securities of such companies.
Equity securities in which the Fund may invest include common stocks; preferred stocks (either convertible or non-convertible); rights; warrants; direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; convertible debt instruments; and special classes of shares available only to foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country. These securities may be listed on securities exchanges or traded over-the-counter. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

The Adviser expects that the Fund will normally invest in at least three different countries. The Fund emphasizes equity securities, but may also invest in other types of instruments, including debt securities of any quality (other than commercial paper as described herein). Debt securities may include fixed or floating rate bonds, notes, debentures, commercial paper, loans, convertible securities and other debt securities issued or guaranteed by governments, agencies or instrumentalities, central banks or private issuers.

The Fund may, for temporary defensive purposes, invest more than 35% of its total assets in securities which are not emerging market securities, such as high grade, liquid debt securities of foreign and United States companies foreign governments and the U. S. Government, and their respective agencies, instrumentalities, political subdivisions and authorities, as well as in money market instruments denominated in U.S. dollars or a foreign currency. These money market instruments include, but are not limited to, negotiable or short-term deposits with domestic or foreign banks with total surplus and undivided profits of at least $50 million; high quality commercial paper; and repurchase agreements maturing within seven days with domestic or foreign dealers, banks and other financial institutions deemed to be creditworthy under guidelines approved by the Board of Trustees of the Fund. The commercial paper in which the Fund may invest will, at the time of purchase, be rated P-1 or better by Moody's; A-1 or better by S&P; Fitch-1 by Fitch; Duff-1 by D&P, or if unrated, will be of comparable high quality as determined by the Adviser.


                                  RISK FACTORS

FOREIGN SECURITIES

Investors should recognize that investing in foreign securities involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since the Fund may hold securities and funds in foreign currencies, the Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, political, economic or social instability, which could affect investments in those countries. Foreign securities such as those purchased by the Fund may be subject to foreign government taxes, higher custodian fees and dividend collection fees which could reduce the yield on such securities.

The Fund expects to have a substantial portion of its assets invested in developing countries. Although there is no universally accepted definition, a developing country is generally considered by the Adviser (or Sub-Adviser) to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in the Asia region, including Cambodia, China, Laos, Indonesia,

Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.


The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the portfolio. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries.

Economies of developing countries may differ favorably or unfavorably from the United States economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia region are affected by developments in the economies of their principal trading partners. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgement by a court of another jurisdiction.

Trading in futures contracts traded on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

FOREIGN CURRENCY TRANSACTIONS

Under normal circumstances, consideration of the prospects for currency exchange rates will be incorporated into the long-term investment decisions made for the Fund, with regard to overall diversification strategies. Although the Fund values its assets daily in terms of U.S. dollars, it does not intend physically to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The

Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will use forward contracts, along with futures contracts and put and call options, to "lock in" the U.S. dollar price of a security bought or sold and as part of its overall hedging strategy. The Fund will conduct its foreign currency exchange transactions, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through purchasing put and call options on, or entering into futures contracts or forward contracts to purchase or sell foreign currencies. See "Futures and Options Transactions."

A forward foreign currency contract, like a futures contract, involves an obligation to purchase or sell a specific amount of currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Unlike foreign currency futures contracts which are standardized exchange-traded contracts, forward currency contracts are usually traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for such trades.

The Adviser will not commit the Fund to deliver under forward contracts an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets or obligations denominated in that currency. The Fund's Custodian will place the securities being hedged, cash or U.S. government securities or debt securities into a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency contracts to ensure that the Fund is not leveraged beyond applicable limits. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts. At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency prior to maturity by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. There can be no assurance, however, that the Fund will be able to effect such a closing purchase transaction.

It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

FUTURES AND OPTIONS TRANSACTIONS

The Fund may invest in options on futures contracts. Compared to the purchase or sale of futures contracts, the purchase and sale of options on futures contracts involves less potential risk to the Fund because the maximum exposure is the amount of the premiums paid for the options.

The use of financial futures contracts, options on such futures contracts, may reduce the Fund's exposure to fluctuations in the prices of portfolio securities and may prevent losses if the prices of such securities decline. Similarly, such investments may protect the Fund against fluctuation in the value of securities in which the Fund is about to invest. Because the financial markets in the developing countries are not as developed in the United States, these financial investments may not be available to the Fund and the Fund may be unable to hedge certain risks.

The use of financial futures contracts and options on such futures contracts as hedging instruments involves several risks. First, there can be no assurance that the prices of the futures contracts or options and the hedged security or the cash market position will move as anticipated. If prices do not move as anticipated, the Fund may incur a loss on its investment, may not achieve the hedging protection anticipated and/or incur a loss greater than if it had entered into a cash market position. Second, investments in options, futures contracts and options on futures contracts may reduce the gains which would otherwise be realized from the sale of the underlying securities or assets which are being hedged. Third, positions in futures contracts and options can be closed out only on an exchange that provides a market for those instruments. There can be no assurances that such a market will exist for a particular futures contract or option. If the Fund cannot close out an exchange traded futures contract or option which it holds, it would have to perform its contract obligation or exercise its option to realize any profit and would incur transaction costs on the sale of the underlying assets.

It is the policy of the Fund to meet the requirements of the Internal Revenue Code of 1986, as amended, to qualify as a regulated investment company to prevent double taxation of the Fund and its shareholders. One of these requirements is that less than 30% of the Fund's gross income must be derived from gains from the sale or other disposition of securities held for less than three months. Another test requires that at least 90% of the Fund's gross income be derived from dividends, interest, payment with respect to securities loans and gains from the sale or other disposition of stocks or other securities. Gains from commodity futures contracts do not currently qualify as income for purposes of the 90% test. The extent to which the Fund may engage in options and futures contracts transactions may be materially limited by these tests.

REPURCHASE AGREEMENTS

The Fund will not enter into a repurchase agreement with a maturity of more than seven business days if, as a result, more than 15% of the value of the Fund's total net assets would then be invested in such repurchase agreements and other illiquid securities. The Fund will only enter into a repurchase agreement where
(i) the underlying securities are of the type which the Fund's investment policies would allow it to purchase directly, (ii) the market value of the underlying security, including accrued interest, will be at all times equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent.

MORTGAGE-BACKED SECURITIES

The Fund may invest in mortgage-backed securities. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Stripped mortgage-backed securities are created when a U.S. governmental agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by change in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce the price of IOs and increase prices of POs. Rising interest rates can have the opposite effect. Changes in interest rates may also affect the liquidity of IOs and POs.

COMMERCIAL PAPER

The Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables the Fund to hedge or cross-hedge against a decline in the U.S. Dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. The Fund will purchase such commercial paper for hedging purposes only, not for speculation. The staff of the Securities and Exchange Commission is currently considering whether the purchase of this type of commercial paper would result in the issuance of a "senior security" within the meaning of the Act. The Fund believes that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or U.S. Government securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

DIRECT INVESTMENTS

The Fund may invest up to 10% of its total assets in direct investments. Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and
(ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. In each case the Fund will, at the time of making the investment, enter into a shareholder or similar or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. The Sub-Adviser anticipates that these agreements will, in appropriate circumstances, provide the Fund with the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the Fund's investment in the enterprise. Such a representative of the Fund will be expected to provide the Fund with the ability to monitor its investment and protect its rights in the investment and will not be appointed for the purpose of exercising management or control of the enterprise.

Certain of the Fund's direct investments will include investments in smaller, less seasoned companies. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. The Fund does not anticipate making direct investments in start-up operations, although it is expected that in some cases the Fund's direct investments will fund new operations for an enterprise which itself is engaged in similar operations or is affiliated with an organization that is engaged in similar operations.

Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices on these sales could be less than those originally paid by the Fund. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expense of the registration. In addition, in the event the Fund sells unlisted foreign securities, any capital gains realized on such transactions may be subject to higher rates of taxation than taxes payable on the sale of listed securities. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.


                            INVESTMENT RESTRICTIONS

The following restrictions are fundamental policies which cannot be changed without the approval of the holders of a majority of the Fund's outstanding shares. Such majority is defined as the vote of the lesser of (i) 67% or more of the outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the Fund's outstanding shares.

     The Fund may not:

1. Purchase or sell real estate, although the Fund may purchase securities of companies which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate;

2. Purchase or sell commodities or commodity futures contracts (for the purpose of this restriction, forward foreign exchange contracts are not deemed to be a commodities or commodity contracts) except that the Fund may buy and sell financial futures contracts which may include stock and bond index futures contracts and foreign currency futures contracts.

3. As to 75% of the total assets of the Fund purchase securities of any issuer, if immediately thereafter (i) more than 5% of the Fund's total assets (taken at market value) would be invested in the securities of such issuer, or (ii) more than 10% of the outstanding voting securities of such issuer would be held by the Fund;

4. Underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended in the disposition of restricted securities);

5. Borrow money, except that the Fund may borrow up to 30% of the value of its net assets to increase its holding of portfolio securities;

6. Issue senior securities except insofar as the Fund may be deemed to have issued a senior security by reason of (i) borrowing money in accordance with restrictions described above; (ii) entering into forward foreign currency contracts; (iii) financial futures contracts purchased on margin;
     (iv) currency swaps and (v) similar instruments;

7.   Make investments for the purpose of exercising control or management;

8. Invest in real estate limited partnerships or in oil, gas or other mineral leases.

The following policies have been adopted by the Board of Trustees with respect to the Fund and may be changed without shareholder approval.

     The Fund may not:

 9. Invest in securities which are (i) subject to legal or contractual restrictions on resale ("restricted securities"), or in securities for which there is no readily available market quotation or engage in a repurchase agreement maturing in more than seven days with respect to any security, if as a result, more than 15% of its total net assets would be invested in such securities; and (ii) "illiquid" securities including repurchase agreements maturing in more than seven days and options traded over-the-counter if the result is that more than 15% of its net assets would be invested in such securities;

10. Write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except that the Fund may purchase or sell puts and calls on foreign currencies and on securities as described under "Futures and Options Transactions" herein and "Options" in the Prospectus and that the Fund may write, purchase or sell put and call options on financial futures contracts, which include bond and stock index futures contracts;

11. Purchase participations or other interests (other than equity stock interests) in oil, gas or other mineral exploration or development programs;

12. Invest more than 5% of its total assets in warrants, whether or not the warrants are listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities are not included in this restriction;

13. Mortgage, pledge or otherwise encumber its assets except to secure borrowings effected within the limitations set forth in restriction (6);

14. Purchase any security on margin, except that it may obtain such short-term credits as are necessary for clearance of securities transactions and, may make initial or maintenance margin payments in connection with options and futures contracts and related options and borrowing effected within the limitations set forth in restriction (5);

15. Participate on a joint or joint and several basis in any trading account in securities, although transactions for the Fund and any other account under common or affiliated management may be combined or allocated between the Fund and such account;

16. Commit more than 5% of its total assets to initial margin deposits on futures contracts not used for hedging purposes. (Margin deposits for futures positions entered into for bona fide hedging purposes are excluded from the 5% limitation.)

17. Make loans, except by (i) purchase of marketable bonds, debentures, commercial paper and similar marketable evidences of indebtedness and (ii) repurchase agreements. The Fund may lend to broker-dealers portfolio securities with an aggregate market value up to one-third of its total assets;

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of net assets will not be considered a violation of any of the foregoing restrictions.

                         INVESTMENT ADVISORY SERVICES

The investment adviser and manager of the Fund is Van Eck Associates Corporation (the "Adviser"), a Delaware corporation, pursuant to an Advisory Agreement with the Trust dated as of August 30, 1989. The Adviser furnishes an investment program for the Fund and determines, subject to the overall supervision and review of the Board of Trustees, what investments should be purchased, sold or held.

Peregrine Asset Management (Hong Kong) Limited ("PAM" or the "Sub-Adviser"), a Hong Kong Corporation, is Sub-Advisor to the Worldwide Emerging Markets Fund pursuant to a Sub-Investment Advisory Agreement dated October 9, 1995.


The Adviser (and Sub-Adviser) provide the Fund with office space, facilities and simple business equipment and provide the services of consultants, executive and clerical personnel for administering the affairs of the Fund. Except as provided for in the Advisory Agreement and Sub-Advisory Agreement, the Adviser compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees or affiliates of the Adviser or its affiliates. The advisory fee is computed daily and paid monthly.

The Advisory and Sub-Advisory Agreements provide that they shall continue in effect from year to year with respect to the Fund as long as they are approved at least annually (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940) or by the Trustees of the Trust, and (ii) in either event a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory and Sub-Advisory Agreements may be terminated on 60 days' written notice by either party and will terminate automatically if they are assigned within the meaning of the 1940 Act. The Advisory and Sub-Advisory Agreements for the Fund were approved by the Board of Trustees on July 18, 1995.

The expenses borne by the Fund include the charges and expenses of the transfer and dividend disbursing agent, custodian fees and expenses, legal, auditors' fees and expenses, brokerage commissions for portfolio transactions, taxes, (if any), the advisory and administrative fees, extraordinary expenses (as determined by the Trustees of the Trust), expenses of shareholder and Trustee meetings, and of preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of preparing and setting in type prospectuses and periodic reports and expenses of mailing them to current shareholders, legal and accounting expenses, expenses of registering and qualifying shares for sale (including compensation of the Adviser's employees in relation to the time spent on such matters), fees of Trustees who are not "interested persons" of the Adviser, membership dues of the Investment Company Institute, fidelity bond and errors and omissions insurance premiums, cost of maintaining the books and records of the Fund, and any other charges and fees not specifically enumerated as an obligation of the Distributor or Adviser.

The management fee for the Fund is computed daily and paid monthly at an annual rate of 1% of average daily net assets, which includes the fee paid to the Adviser for accounting and administrative services. From this fee the Adviser pays the Sub-Adviser a fee of .50 of 1% of average daily net assets.

Under the Advisory Agreement, the Adviser determines the net asset value per share and maintains the accounting records of the Fund. For these services the agreement provides for reimbursement to the Adviser.

Mr. John C. van Eck is Chairman of the Board of Directors of the Adviser as well as President and Trustee of the Trust.

                                THE DISTRIBUTOR

Shares of the Fund are offered on a continuous basis and are distributed through Van Eck Securities Corporation, 99 Park Avenue, New York, New York (the "Distributor"), a wholly-owned subsidiary of Van Eck Associates Corporation.
The Trustees of the Trust have approved a Distribution Agreement appointing the Distributor as distributor of shares of the Fund. The Distribution Agreement for the Fund was approved by action of the Trustees on July 18, 1995.

The Distribution Agreement provides that the Distributor will pay all fees and expenses in connection with printing and distributing prospectuses and reports for use in offering and selling shares of the Fund and preparing, printing and distributing advertising or promotional materials. The Fund will pay all fees and expenses in connection with registering and qualifying its shares under federal and state securities laws.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

The Adviser (or Sub-Adviser) is responsible for decisions to buy and sell securities and other investments for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short term obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g. securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer. A dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the obligation.

In purchasing and selling the Fund's portfolio investments, it is the Adviser's (and Sub-Adviser's) policy to obtain quality execution at the most favorable prices through responsible broker-dealers. In selecting broker-dealers, the Adviser (or Sub-Adviser) will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.

The Adviser (or Sub-Adviser) may cause the Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined that such commission is reasonable in relation to the value of the brokerage and/or research services as defined in Section 28(e) of the Securities Exchange Act of 1934 which have been provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. Any such research and other information provided by brokers to the Adviser (or Sub-Adviser) is considered to be in addition to and not in lieu of services required to be performed by the Adviser (or Sub-Adviser) under its Advisory Agreement (or Sub-Advisory Agreement) with the Trust. The research services provided by broker-dealers can be useful to the Adviser (or Sub-Adviser) in serving its other clients or clients of the Adviser's (or Sub-Adviser's) affiliates.

The Trustees periodically review the Adviser's (or Sub-Adviser's) performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund and review the commissions paid by the Fund over representative periods of time to determine if they are reasonable in relation to the benefits to the Fund.

Investment decisions for the Fund are made independently from those of the other investment accounts managed by the Adviser (or Sub-Adviser) or affiliated companies. Occasions may arise, however, when the same investment decision is made for more than one client's account. It is the practice of the Adviser (or Sub-Adviser) to allocate such purchases or sales insofar as feasible among its several clients or the clients of its affiliates in a manner it deems equitable. The principal factors which the Adviser (or Sub-Adviser) considers in making such allocations are the relative investment objectives of the clients, the relative size of the portfolio holdings of the same or comparable securities and the then availability in the particular account of funds for investment. Portfolio securities held by one client of the Adviser (or Sub-Adviser) may also be held by one or more of its other clients or by clients of its affiliates. When two or more of its clients or clients of its affiliates are engaged in the simultaneous sale or purchase of securities, transactions are allocated as to amount in accordance with formulae deemed to be equitable as to each client. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

While it is the policy of the Fund generally not to engage in trading for short-term gains, the Fund will effect portfolio transactions without regard to the holding period if, in the judgment of the Adviser (or Sub-Adviser) such transactions are advisable in light of a change in circumstances of a particular company, within a particular industry or country, or in general market, economic or political conditions. The Fund anticipates that its annual portfolio turnover rate will not exceed 100%.

The Adviser does not consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

                             TRUSTEES AND OFFICERS

The Trustees and Officers of the Trust, their addresses, positions with the Trust and principal occupations during the past five years are set forth below.

Trustees of Van Eck Worldwide Insurance Trust:

*.JOHN C. van ECK, C.F.A. - Chairman of the Board and President
-------------------------

     270 River Road, Briarcliff Manor, New York; Chairman of the Board and President of other affiliated investment companies advised by the Adviser; Chairman, Van Eck Associates Corporation (Investment Adviser), Van Eck Securities Corporation (broker-dealer); Director, Eclipse Financial Asset Trust (mutual fund); Former Director (1992 - 1995) Abex Inc. (aerospace); Former Director (1983-1986), The Signal Companies, Inc. (high technology and engineering); Former Director (1982-1984), Pullman Transportation Co., Inc. (transportation equipment). Former Director (1986-1992) The Henley Group, Inc. (technology and health).

 .#+JEREMY H. BIGGS - Trustee
------------------

     1220 Park Avenue, New York, New York 10128; Trustee of other affiliated investment companies advised by the Adviser; Vice Chairman, Director and Chief Investment Officer, Fiduciary Trust Company International (investment manager), parent company of Fiduciary International, Inc., which serves as Sub-Adviser to the Worldwide Balanced Fund; Director to all funds of Ventures Advisers Group (mutual fund management company); Former Director, International Investors Incorporated (1990-1991).

#+RICHARD C. COWELL - Trustee
-------------------

     121 El Bravo Way, Palm Beach, Florida; Trustee of other affiliated investment companies advised by the Adviser; Private Investor; Director, West Indies & Caribbean Development Ltd. (real estate); Director, Compo Industries, Inc. (machinery manufacturer); Former Director (1978-1981), American Eagle Petroleums, Ltd. (oil and gas exploration); Former President and Director (1968-1976),

     Minerals and Industries, Inc. (petroleum products); Former Director (1978-
     1983), Duncan Gold Resources Inc. (oil exploration and gold mining); Former Director (1981-1984), Crested Butte Silver Mining Co.; Former Chairman and Member of Executive Committee (1974-1981), Allerton Resources, Inc. (oil and gas exploration); Former Director (1976-1982), Western World Insurance Co; Former Director, International Investors Incorporated (mutual fund).

 .RODGER A. LAWSON - Trustee
-----------------

     330 East 38th Street, New York, New York 10016; Trustee of other affiliated investment companies advised by the adviser; President of the Adviser; President of Van Eck Securities Corporation; Former Managing Director and Head of Global Private banking and Mutual Funds, Bankers Trust Company (1992-1994); Former Managing Director, Member of the Management Committee, and President/CEO of Fidelity Investments Retail Group, FMR Corp. (1985-
     1991); Former Corporate Officer, Member of the Management Committee, and Head of Retail and Institutional Businesses, Dreyfus Corporation (1982-
     1985).

#+WESLEY G. McCAIN - Trustee
------------------

     144 East 30th Street, New York, New York; Chairman, Towneley Capital Management, Inc., (investment adviser); Chairman, Eclipse Financial Asset Trust (mutual fund); Trustee of other affiliated investment companies advised by the Adviser; General Partner, Pharoah Partners, L.P.; President, Millbrook Associates, Inc.; Trustee, Libre Group Trust; Chairman, Eclipse Financial Services, Inc.; Former Director, International Investors Incorporated (mutual fund); and Former Secretary and Treasurer, Millbrook Advisers, Inc. (investment adviser) Former Chairman, Finacor, Inc. (financial services).

DAVID J. OLDERMAN - Trustee
-----------------

     560 Lexington Avenue, New York, New York 10022; Chairman of the Board, Chief Executive Officer and Owner, Carret & Company, Inc. (since 1988); Chairman of the Board, American Copy Equipment Co. (1991-present); Principal, Olderman & Raborn, Inc., (investment advisers-1984-1988); Chairman of the Board, Railock, Inc., (farm equipment manufacturing-1979-
     1984); Head of Corporate Finance, Halsey Stuart (investment Banking-1974-
     1975); Vice Chairman of the Board, Stone and Webster Securities Corp. (investment banking, retail sales and investment advisory divisions-1964 to 1974).

#*RALPH F. PETERS - Trustee
-----------------

     55 Strimples Mill Road, Stockton, New Jersey 08559; Trustee of other affiliated investment companies advised by the Adviser; Former Chairman of the Board and Chief Executive Officer of Discount Corporation of New York (dealer in U.S. Treasury and Federal Agency Securities); Director, Sun Life Insurance and Annuity Company of New York; Director, U.S. Life Income Fund Inc., New York; Former Director, International Investors Incorporated.

RICHARD STAMBERGER - Trustee
------------------

     888 17th Street, N.W., Washington, D.C. 20006; Principal, National Strategies, Inc., a public policy firm in Washington, D.C.; Executive Vice President, Chief Operating Officer, and a Director of NuCable Resources Corporation (technology firm/since 1988); associated with Anderson Benjamin & Reed, a regulatory consulting firm based in Washington, D.C. (1985-1986); White House Fellow-Office of Vice President (1984-1985); Director of Special Projects, National Cable Television Association (1983-1984).

**.FRED M. van ECK - Trustee
------------------

     99 Park Avenue, New York, New York; Private Investor; Trustee of other affiliated investment companies advised by the Adviser; Director, Van Eck Associates Corporation; Director, Van Eck Securities Corporation; Former General Partner (1950-1976) J. H. Whitney & Co. (venture capital).

Officers of the Trust:

HENRY J. BINGHAM - Executive Vice President
----------------

     99 Park Avenue, New York, New York; President, International Investors Gold Fund series of Van Eck Funds; Executive Managing Director, Van Eck Associates Corporation; Executive Vice President of other affiliated investment companies advised by the Adviser; Former Director and Vice President (1978-1983), United Services Gold Shares Inc., United Services Group of Funds, Inc. and The Good and Bad Times Fund, Inc. (mutual funds) and Growth Research and Management, Inc. (investment adviser). Formerly General Partner and Director of Spencer Trask & Co.

MADIS SENNER - Executive Vice President
------------

     99 Park Avenue, New York, New York; President of Worldwide Bond Fund; Director, Global Fixed Income of the Adviser; Executive Vice President of other affiliated investment companies of the Adviser; President of World Income Fund series of Van Eck Funds; Former Global Bond Manager, Chase Manhattan Private Bank (1992-1994); Former President and founder, Sunray Securities, Inc. 1989-1992).

MICHAEL G. DOORLEY - Vice President
------------------

     99 Park Avenue, New York, New York; Vice President, Treasurer, Controller and Chief Financial Officer, Van Eck Associates Corporation and Van Eck Securities Corporation, Vice President and Treasurer of other affiliated investment companies advised by the Adviser.

BRUCE J. SMITH - Vice President and Treasurer
--------------
     99 Park Avenue, New York, New York; Senior Managing Director, Portfolio Accounting of the Adviser and Senior Managing Director, Operations of the Distributor. Vice President and Controller of other affiliated investment companies advised by the Adviser.

JOSEPH P. DiMAGGIO - Controller
------------------

     99 Park Avenue, New York, New York; Controller of the Trust; Director of Portfolio Accounting of the Adviser (since 1993); Controller of other affiliated investment companies advised by the Adviser; Accounting Manager with Alliance Capital Management (1985-1993).

THADDEUS M. LESZCZYNSKI - Vice President and Secretary
-----------------------

     99 Park Avenue, New York, New York; Vice President and Secretary of other affiliated investment companies advised by the Adviser; Vice President and General Counsel of the Adviser and Distributor.

_______________________

 .    An "interested person" as defined in the Act.

* Member of Executive Committee - exercises general powers of Board of Trustees between meetings of the Board.

**   Brother of Mr. John C. van Eck.

#    Member of the Nominating Committee

+ Member of Audit Committee - reviews fees, services, procedures, conclusions and recommendations of independent auditors.

                              VALUATION OF SHARES

The net asset value per share of the Fund is computed by dividing the value of all of the Fund's securities plus cash and other assets, less liabilities, by the number of shares outstanding. The net asset value per share is computed as of the close of the New York Stock Exchange, Monday through Friday, exclusive of national business holidays. The Fund will be closed on the following national business holidays: New Years Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas (or the days on which these holidays are observed).

Shares of the Fund are sold at the public offering price which is determined once each day the Fund is open for business and is the net asset value per share.

The net asset value need not be computed on a day in which no orders to purchase, sell or redeem shares of the Fund have been received.

The value of a financial futures contract equals the unrealized gain or loss on the contract that is determined by marking it to the current settlement price for a like contract acquired on the day on which the commodity futures contract is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Securities or futures contracts for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price. If no sales are reported as in the case of most securities traded over-the-counter, securities are valued at the mean of their bid and asked prices at the close of trading on the New York Stock Exchange (the "Exchange"). In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market. Options are valued at the last sales price unless the last sales price does not fall within the bid and ask prices at the close of the market, at which time the mean of the bid and ask prices is used. All other securities are valued at their fair value as determined in good faith by the Trustees. Foreign securities or futures contracts quoted in foreign currencies are valued at appropriately translated foreign market closing prices or as the Board of Trustees may prescribe.

Generally, trading in foreign securities and futures contracts, as well as corporate bonds, United States Government securities and money market instruments, is substantially completed each day at various times prior to the close of the Exchange. The values of such securities used in determining the net asset value of the shares of the Fund may be computed as of such times. Foreign currency exchange rates are also generally determined prior to the close of the Exchange. Occasionally, events affecting the value of such securities and such exchange rates may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Trustees.

                                     TAXES

The Fund intends to qualify and elects to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the"Code"). To so qualify, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies;
(b) derive less than 30% of its gross income from the sale or other disposition of any of the following which was held less than three months (the "30% test"):
(i) stock or securities; (ii) options, futures or forward contracts (other than on foreign currencies) or (iii) foreign currencies (or options, futures or forward contracts on foreign currencies) but only if such currencies (or options, futures or forward contracts) are not directly related to the Fund's principal business of investing in stock or securities; and (c) satisfy certain diversification requirements.

As a regulated investment company, the Fund will not be subject to federal income tax on its net investment income and capital gain net income (capital gains in excess of its capital losses) that it distributes to shareholders if at least 90% of its investment company taxable income for the taxable year is distributed. However, if for any taxable year the Fund does not satisfy the requirements of Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distribution to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings or profits.

The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gain net income for the twelve month period ending on October 31 (or December 31, if the Fund so elects), and (iii) any portion (not taxed to the Fund) of the 2% balance from the prior year. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

                              REDEMPTIONS IN KIND

The Fund elects to have the ability to redeem its shares in kind, committing itself to pay in cash all requests for redemption by any shareholder of record limited in amount with respect to each shareholder of record during any ninety-day period in the lesser of (i) $250,000 or (ii) 1% of the net asset value of such company at the beginning of such period.


                                  PERFORMANCE

The Fund may advertise performance in terms of average annual total return for 1, 5 and 10 year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                         P(1+T)to the power of n = ERV

Where:  P   =  a hypothetical initial payment of $1,000
        T   =  average annual total return
        n   =  number of years
        ERV =  ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the year or period;

The calculation assumes the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment and assumes all dividends and distributions by the fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

The Fund may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                  YIELD = 2[(A-B/CD + 1)to the 6th power -1]

Where:  A   =  dividends and interest earned during the period
        B   =  expenses accrued for the period (net of reimbursement)
        C   =  the average daily number of shares outstanding during the period that were entitled to receive dividends
        D   =  the maximum offering price per share on the last day of the period after adjustment for payment of dividends within 30 days thereafter

The Fund may also advertise performance in terms of aggregate total return. Aggregate total return for a specified period of time is determined by ascertaining the percentage change in the net asset value of shares of the Fund initially acquired assuming reinvestment of dividends and distributions and without giving effect to the length of time of the investment according to the following formula:

                               [(B-A)/A](100)=ATR

Where:  A   =  initial investment
        B   =  value at end of period
        ATR =  aggregate total return

The calculation assumes the maximum sales charge is deducted from the initial payment and assumes all distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

Performance figures of the Fund are not useful for comparison purposes because they do not reflect the charges and deductions at the separate account level.

                             ADDITIONAL INFORMATION

Custodian.  Bankers Trust Company, New York, New York is the custodian of the
---------
Trust's portfolio securities and cash. The Custodian is authorized, upon the approval of the Trust, to establish credits or debits in dollars or foreign currencies with, and to cause portfolio securities of the Fund to be held by its overseas branches or subsidiaries, and foreign banks and foreign securities depositories which qualify as eligible foreign custodians under the rules adopted by the Securities and Exchange Commission.

Independent Accountants.  Coopers & Lybrand L.L.P., New York, New York serves as
-----------------------
the Trust's independent accountants.

Counsel.  Goodwin, Procter & Hoar, Exchange Place, Boston, Massachusetts 02109.
-------


                              FINANCIAL STATEMENTS

As the Fund has not yet commenced investment.

                                    APPENDIX

PART A.

Corporate Bond Ratings
----------------------

     Description of Moody's Investors Service, Inc. corporate bond ratings:

     Aaa--Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors given security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba--Bonds which are rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack the characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

     Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Description of Standard & Poor's Corporation corporate bond ratings;

     AAA -- Bonds rated AAA have the highest rating assigned by S&P to a debt obligations. Capacity to pay interest and repay principal is extremely strong.

     AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB -- Bonds rated BBB are regarding as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     BB -- Bonds rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

     B -- Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating is also used for debt subordinated to senior debt that is assigned an actual or implied BB rating.

     CCC -- Bonds rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

     The ratings from AA to CCC may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

Preferred Stock Ratings
-----------------------

     Moody's Investors Service, Inc. describes its preferred stock ratings as:

     aaa - An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of convertible preferred stocks.

     aa - An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

     a - An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa - An issue which is rated baa is considered to be medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba - An issue which is rated ba is considered to have speculative elements, and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safe-guarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b - An Issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     caa - An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payment.

     ca - An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

     c - This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of every attaining any real investment standing.

     Standard & Poor's Corporation describes its preferred stock ratings as:

     AAA - This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

     AA - A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

     A - An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions.

     BBB - An issue rated BBB is regarded as backed by an adequate capacity to play the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

     BB,B,CCC - Preferred stocks rated BB,B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Short-Term Debt Ratings
-----------------------

Description of Moody's short-term debt ratings:

Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by may of the following characteristics: leading market positions in well-established industries, higher rates of return of funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected be external conditions. Ample alternate liquidity is maintained.

Prime-3--Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of deb protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime--Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor's short-term debt ratings:

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3--Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B--Issues rated B are regarded as having only speculative capacity for timely payment.

C--This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

PART B
------

The publications and services from which the Fund will quote performance are:
Micropal, Ltd. (an international investment fund information service), Fortune, Changing Times, Money, U.S. News & World Report, Money Fund Scorecard, Morningstar, Inc., Business Week, Institutional Investor, The Wall Street Journal, Wall Street Transcripts, New York Post, Investment Company Institute publications, The New York Times, Barron's, Forbes magazine, Research magazine, Donaghues Money Fund Report, Donaghue's Money Letter, The Economist, FACS, FACS of the Week, Financial Planning, Investment Daily, Johnson's Charts, Mutual Fund Profiles (S&P), Powell Monetary Analysis, Sales & Marketing Management Magazine, Life magazine, Black Enterprise, Fund Action, Speculators Magazine, Time, NewsWeek, U.S.A Today, Wiesenberger Investment Service, Financial Times, Journal of Commerce, Mikuni's Credit Ratings, Money Market Directory of Pension Funds, Pension Funds and Their Advisers, Investment Company Data, Inc., Mutual Funds Almanac, Callan Associates, Inc., Media General Financial Services, Financial World, Pensions & Investment Age, Registered Investment Advisors, Aden Analysis, Baxter Weekly, Congressional Yellow Book, Crain's New York Business, Survey of Current Business, Treasury Bulletin, U.S. Industrial Outlook, Value Line Survey, Bank Credit Analyst, S&P Corporation Records, Euromoney, Moody's, Investment Dealer's Digest, Financial Mail, Financial Post, Futures, Grant's Interest Rate Observer, Institutional Investor, International Currency Review, International Bank Credit Analyst, Investor's Daily, German Business Weekly, GATT Trade Annual Report, and Dimensional Fund Advisers, Inc.

                                    PART C

                               OTHER INFORMATION

ITEM 24. Financial Statements and Exhibits
         ---------------------------------

a) Financial Statements - Not applicable as Worldwide Emerging Markets Fund has not yet commenced operations. Van Eck Worldwide Insurance Trust meets the capitalization requirements pursuant to Section 14 of the Investmemt Company Act of 1940, as amended.



b) EXHIBITS (An * denotes inclusion in this filing; an + denotes to be filed by subsequent amendment)

     (1)(a) Master Trust Agreement (incorporated by reference from Registration Statement No. 33-13019); Form of First Amendment to Declaration of Trust (incorporated by reference from Registration Statement No. 2-97596). Second Amendment to Master Trust Agreement. Third Amendment to Master Trust Agreement adding Worldwide Balanced Fund (incorporated by reference from Post-effective Amendment No. 9). Fourth Amendment to Master Trust Agreement adding Asia Region Growth Fund, Asia Region Infrastructure Fund and Worldwide SmallCap Fund (incorporated by reference Post-Effective Amendment No. 9). Fifth Amendment to the Master Trust Agreement adding Worldwide Hard Assets Fund (incorporated by reference from Post-effective Amendment No. 10). Sixth Amendment to Master Trust Agreement renaming Van Eck Investment Trust as Van Eck Worldwide Insurance Trust and renaming Global Bond Fund as Worldwide Bond Fund (incorporated by reference from Post-Effective Amendment No. 12). Seventh Amendment to the Master Trust Agreement deleting Asia Region Growth Fund and Asia Region Infrastructure Fund as series of the Trust (incorporated by reference from Post-Effective Amendment No. 14).

*    (1)(b)  Eigth Amendment to the Master Trust Agreement adding Worldwide
             Emerging Markets Fund as a series of the Trust.

     (2) By-laws of Registrant (incorporated by reference to Pre-effective Amendment No. 1).

     (3)     Not Applicable.

     (4)(a) Form of certificate of shares of beneficial interest of Worldwide Bond Fund and Gold and Natural Resources Fund (incorporated by reference from Pre-effective Amendment No. 1).

     (4)(b) Form of certificate of shares of beneficial interest of Worldwide Emerging Markets Fund - description - stock certificate bearing Worldwide Emerging Market Fund's name.

     (4)(c) Instruments defining rights of security holders (See Exhibit (1) and (2) above).

*    (5)(a)  Form of Advisory Agreement.

*    (5)(b)  Form of Sub-Advisory Agreement.

     (6)(a) Form of Distribution Agreement (incorporated by reference from Pre-effective Amendment No. 1).

     (6)(b) Form of Participation Agreement (incorporated by reference from Pre-effective Amendment No. 2).

     (7)     Not Applicable.

     (8) Custodian Agreement (incorporated by reference from Pre-Effective Amendment No. 1).

     (9) Forms of Procedural Agreement, Customer Agreement and Safekeeping Agreement with Merrill Lynch Futures Inc. and Morgan Stanley utilized by Worldwide Bond Fund, Gold and Natural Resources Fund and Worldwide Emerging Markets Fund (incorporated by reference from Pre-effective Amendment No. 2).

     (10) Opinion of Goodwin, Procter & Hoar, including consent (incorporated by reference from Pre-effective Amendment No. 2).

*    (10)(a) Opinion of Counsel as to legal issuance of shares.

*    (10)(b) Opinion of Counsel as to Post-Effective Amendment's eligibility to become effective pursuant to Rule 485(b).

     (11)    Not Applicable.

     (12)    Not Applicable.

     (13) Subscription Agreement (incorporated by reference to Pre-effective Amendment No. 2).

     (14)    Not Applicable.

     (15)    Not Applicable.

     (16)    Not Applicable.

     (17)    Not Applicable.

ITEM 25. Persons controlled by or under common control with Registrant
         -------------------------------------------------------------

         Not Applicable.

ITEM 26. Number of Record Holders of Securities
         --------------------------------------

         Set forth below are the number of Record holders, as of April 30, 1995 of each series of the Registrant:

     Class and Title          Number of Record Holders
     ---------------          ------------------------

     Worldwide Bond Fund                6
     Gold and Natural Resources Fund    8
     Worldwide Balanced Fund            3
     Worldwide SmallCap Fund            0
     Worldwide Emerging Markets Fund    0
     Worldwide Hard Assets Fund         0

ITEM 27. Indemnification
         ---------------

Reference is made to Article VI of the Master Trust Agreement of the Registrant, as amended, previously filed as Exhibit (1) to the Registration Statement.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, underwriters and controlling persons of the Registrant, pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification is against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. Business and other Connections of Investment Adviser
         ----------------------------------------------------

Reference is made to the caption "Management" in the Prospectus and to the captions "The Distributor" "Investment Advisory Services" and "Trustees and Officers" in the Statement of Additional Information.

ITEM 29.  Principal Underwriters
          ----------------------

(a) Van Eck Securities Corporation, principal underwriter for the Registrant, also distributes shares of International Investors Incorporated.

(b) The following table presents certain information with respect to each director and officer of Van Eck Securities Corporation:

Name and Principal     Position and Offices    Position and Office
Business Address         with Underwriter        with Registrant
--------------------  ----------------------  ----------------------

John C. van Eck       Chairman                Chairman and President
99 Park Avenue
New York, NY

Jan van Eck           Director and Executive  None
99 Park Avenue        Vice President
New York, NY

Name and Principal          Position and Office          Position and Office
Business Address             with Underwriter              with Registrant
----------------------  ---------------------------  ---------------------------

Sigrid S. van Eck       Director, Vice President     None
270 River Road          and Assistant Treasurer
Briarcliff Manor, NY

Fred M. van Eck         Director                     Trustee
99 Park Avenue
New York, NY

Derek van Eck           Director                     None
99 Park Avenue
New York, NY

Rodger A. Lawson        President & Chief Executive  None
99 Park Avenue          Officer
New York, NY

Michael G. Doorley      Vice President, Treasurer,   Vice President
99 Park Avenue          Controller and Chief
New York, NY            Financial Officer

Thaddeus Leszczynski    Vice President, General      Vice President and
99 Park Avenue          Counsel and Secretary        Secretary
New York, NY

Stephen Ilnitzki        Chief Operating Officer      None
99 Park Avenue
New York, New York

Bruce J. Smith          Sr. Managing Director,       Vice President and
99 Park Avenue          Portfolio Accounting         Treasurer
New York, NY

Joseph P. DiMaggio      None                         Controller
99 Park Avenue
New York, NY

Susan C. Lashley        Managing Director,           None
99 Park Avenue          Operations
New York, NY

Keith Fletcher          Senior Managing Director     None
99 Park Avenue
New York, NY

Edward C. Wilson        Senior Managing Director     None
99 Park Avenue
New York, New York

Tom Keffer              Senior Managing Director     None
99 Park Avenue
New York, New York

Name and Principal      Position and Office          Position and Office
Business Address        with Underwriter             with Registrant
----------------------  ---------------------------  ---------------------------

David Pinto             Senior Managing Director     None
99 Park Avenue
New York, New York

Walter Cotumaccio       Managing Director            None
99 Park Avenue
New York, NY

Robin Kunhardt          Asst. Managing Director      None
99 Park Avenue
New York, NY

(c) Not Applicable

Item 30. Location of Accounts and Records
         --------------------------------

The following table sets forth information as to the location of accounts, books and other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder.

Accounts, books and
documents listed by
reference to specific
subsection of 17 CFR 270 31a-1  Person in Possession and
to 31a-3                            Address
--------                            -------

31a-1(b)(1)                    Bruce J. Smith
                               Van Eck
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(2)(i)                 Bruce J. Smith
                               Van Eck
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(2)(ii)                Bruce J. Smith
                               Van Eck
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(2)(iii)               Bruce J. Smith
                               Van Eck
                               99 Park Avenue
                               New York, NY 10016

Accounts, books and            Person in Possession and
documents listed by            Address
reference to specific          -------
subsection of 17 CFR 270 31a-1
to 31a-3
--------

31a-1(b)(2)(iv)                DST Systems, Inc.
                               21 West Tenth Street
                               Kansas City, Missouri 64105

31a-1(b)(3)                    Not Applicable

31a-1(b)(4)                    Thaddeus Leszczynski
                               Van Eck
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(5)                    AIG Investment Corp. (Asia) Ltd.
                               A.I.A. Building
                               1 Stubbs Road
                               Wanchai, Hong Kong

                               Fiduciary International, Inc.
                               Two World Trade Center
                               New York, New York 10048

                               Pictet International Management Ltd.
                               Cutlers Garden
                               5 Devonshire Square
                               London EC2M 4LD, England

31a-1(b)(6)                    Bruce Smith
                               Van Eck
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(7)                    Bruce Smith
                               Van Eck
                               99 Park Avenue
                               New York, N.Y. 10016

31a-1(b)(8)                    Bruce  Smith
                               Van Eck
                               99 Park Avenue
                               New York, NY  10016

31a-1(b)(9)                    AIG Investment Corp. (Asia) Ltd.
                               A.I.A. Building
                               1 Stubbs Road
                               Wanchai, Hong Kong

                               Fiduciary International, Inc.
                               Two World Trade Center
                               New York, New York 10048

Accounts, books and            Person in Possession and
documents listed by            Address
reference to specific          -------
subsection of 17 CFR 270 31a-1
to 31a-3
--------

31a-1(b)(9)                    Pictet International
                               Management Ltd.
                               Cutlers Garden
                               5 Devonshire Square
                               London EC2M 4LD, England

                               Peregrine Asset Management
                               (Hong Kong) Limted,
                               1704 New World Tower
                               16-18 Queen's Road Central
                               Hong Kong

31a-1(b)(10)                   AIG Investment Corp. (Asia) Ltd.
                               A.I.A. Building
                               1 Stubbs Road
                               Wanchai, Hong Kong

                               Fiduciary International, Inc.
                               Two World Trade Center
                               New York, New York 10048

                               Pictet International
                               Management Ltd.
                               Cutlers Garden
                               5 Devonshire Square
                               London EC2M 4LD, England

                               Peregrine Asset Management
                               (Hong Kong) Limted
                               1704 New World Tower
                               16-18 Queen's Road Central
                               Hong Kong

31a-1(b)(11)                   AIG Investment Corp. (Asia) Ltd.
                               A.I.A. Building
                               1 Stubbs Road
                               Wanchai, Hong Kong

                               Fiduciary International, Inc.
                               Two World Trade Center
                               New York, New York 10048

                               Pictet International
                               Management Ltd.
                               Cutlers Garden
                               5 Devonshire Square
                               London EC2M 4LD, England

                               Peregrine Asset Management
                               (Hong Kong) Limted
                               1704 New World Tower
                               16-18 Queen's Road Central
                               Hong Kong

31a-1(b)(12)                   Bruce J. Smith
                               Van Eck
                               99 Park Avenue
                               New York, NY 10016

                               AIG Investment Corp. (Asia) Ltd.
                               A.I.A. Building
                               1 Stubbs Road
                               Wanchai, Hong Kong

Accounts, books and            Person in Possession and
documents listed by            Address
reference to specific          -------
subsection of 17 CFR 270 31a-1
to 31a-3
--------

31a-1(b)(12)                   Fiduciary International, Inc.
                               Two World Trade Center
                               New York, New York 10048

                               Pictet International Management Ltd.
                               Cutlers Garden
                               5 Devonshire Square
                               London EC2M 4LD, England

                               Peregrine Asset Management
                               (Hong Kong) Limted
                               1704 New World Tower
                               16-18 Queen's Road Central
                               Hong Kong

31a-1(c)                       Not Applicable

31a-1(d)                       Bruce J. Smith
                               Van Eck
                               99 Park Avenue
                               New York, NY 10016

31a-1(e)                       Not Applicable

31a-1(f)                       Michael G. Doorley
                               Van Eck
                               99 Park Avenue
                               New York NY 10016

31a-2(a)(1)                    Bruce J. Smith
                               Van Eck
                               99 Park Avenue
                               New York, New York 10016

                               DST Systems, Inc.
                               21 West Tenth Street
                               Kansas City, Missouri 64105

                               AIG Investment Corp. (Asia) Ltd.
                               A.I.A. Building
                               1 Stubbs Road
                               Wanchai, Hong Kong

                               Fiduciary International, Inc.
                               Two World Trade Center
                               New York, New York 10048

                               Pictet International
                               Management Ltd.
                               Cutlers Garden
                               5 Devonshire Square
                               London EC2M 4LD, England

                               Peregrine Asset Management
                               (Hong Kong) Limted,
                               1704 New World Tower,
                               16-18 Queen's Road Central,
                               Hong Kong

31a-2(b)                       Not Applicable

Accounts, books and            Person in Possession and
documents listed by            Address
reference to specific          -------
subsection of 17 CFR 270 31a-1
to 31a-3
--------

31a-2(c)                       Bruce J. Smith
                               Van Eck Securities Corporation
                               99 Park Avenue
                               New York, NY  10016

31a-2(d)                       Not Applicable

31a-2(e)                       Michael G. Doorley
                               Van Eck
                               99 Park Avenue
                               New York, NY  10016

31a-3                          Not Applicable

All Other Records              c/o Bruce Smith
pursuant to the Rule           Van Eck Investment Trust
                               99 Park Avenue
                               New York, NY 10016

Item 31. Management Services
         -------------------

               None


Item 32. Undertakings
         ------------


               None.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 9th day of October, 1995.

                               VAN ECK INVESTMENT TRUST

                                    /s/ John C. van Eck
                               By:_________________________________

                               John C. van Eck, President and CEO


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


Signature                 Title                          Date

/s/ John C. van Eck
___________________       President, Chairman            10/9/95
John C. van Eck           and Chief Exec. Officer

/s/ Bruce J. Smith
___________________       Vice President and             10/9/95
Bruce J. Smith            Treasurer

/s/ Jeremy Biggs*
___________________       Trustee                        /     /
Jeremy Biggs

/s/ Richard Cowell*
___________________       Trustee                        /     /
Richard Cowell

/s/ Wesley G. McCain*
___________________       Trustee                        /     /
Wesley G. McCain

/s/ Ralph F. Peters*
___________________       Trustee                        /     /
Ralph F. Peters

/s/ Rodger A. Lawson*
___________________       Trustee                        /     /
Rodger A. Lawson

/s/ David J. Olderman*
___________________       Trustee                        /     /
David J. Olderman

/s/ Richard Stamberger*
___________________    Trustee                           /     /
Richard Stamberger

/s/ Fred M. van Eck*
___________________    Trustee                           /     /
Fred M. van Eck

/s/ John C. van Eck
_________________________

*Executed on behalf of Trustee by John C. van Eck, attorney-in-fact.